Warrant liability (Tables)	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Summary of Warrant Liability

	June 30, 2022 £’000	June 30, 2021 £’000
At January 1	8,336	50,775

Warrants exercised	—	(2,400)
Fair value changes during the period	(1,210)	(14,364)

At June 30	7,126	34,011

	June 30, 2022 £’000	December 31, 2021 £’000
Current	6,904	—
Non-current	222	8,336

Total	7,126	8,336

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted
The following table lists the weighted average inputs to the models used for the fair value of warrants:

	June 30, 2022	December 31, 2021
Expected volatility (%)	116	75
Risk-free interest rate (%)	2.4	0.9
Expected life of share options (years)	1.0	1.5
Market price of ADS($)	1.12	1.60
Model used	Black-Scholes	Black-Scholes